INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Sales And Purchases From Other Unconsolidated Affiliates (Details) - Other Unconsolidated affiliates - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Purchases	$ 166,676	$ 161,841	$ 141,975
Sales	$ 127,642	$ 121,092	$ 109,965